LONG-TERM INVESTMENTS (Details) - USD ($)	1 Months Ended			12 Months Ended
	Jan. 31, 2017	Aug. 31, 2015	Oct. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity method investments:
Earnings (loss) in equity method investments, net of tax				$ (7,464,000)	$ (2,463,000)	$ 55,985,000
Equity Method Investment, Additional Information					1,500
Plum Inc [Member]
Equity method investments:
Number of shares purchased		2,304,205
Payment for equity method investments		$ 10,500,000
Equity Method Investment, Ownership Percentage				19.64%	19.64%	26.64%
Earnings (loss) in equity method investments, net of tax				$ 1,041,000	$ 1,826,000	$ 1,452,000
Available-for-sale:
Unrealized holding gains (loss)				0	$ 0
OTTI loss				6,540,000
Plum Inc [Member] | Debt Security [Member]
Available-for-sale:
Payments to acquire investments	$ 2,000,000
Fundrise LP [Member]
Equity method investments:
Payment for equity method investments			$ 10,000,000
Equity Method Investment, Ownership Percentage					98.04%	98.04%
Earnings (loss) in equity method investments, net of tax				$ 336,000	$ 276,000	$ 148,000